Variable Interest Entities (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other liabilities	$ 4,365	$ 4,365
Other income	$ 4,365	$ 4,365